Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	At December 31,
(in thousands of $)	2021	2020	2019
Raw materials and consumables	$70,134	$18,608	$—
Inventories in process	37,705	6,587	—
Finished goods	1,237	—	—
Total inventories	$109,076	$25,195	$—